Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans receivable and loans held-for-sale	$ 127,186	$ 111,909	$ 369,682	$ 334,438	$ 455,221	$ 434,377	$ 383,531
Securities
Equity	18	4	41	10	17	0	0
Government-sponsored enterprise obligations	1	1	3	12	15	268	710
Mortgage-backed securities	7,123	7,111	20,336	23,530	30,167	29,341	35,857
Municipal bonds and other debt	1,406	1,426	4,401	3,940	5,174	5,269	4,463
Interest-bearing deposits	20	9	41	30	40	37	238
Federal Home Loan Bank stock	1,643	1,415	4,521	4,069	5,555	4,280	3,904
Total interest and dividend income	137,397	121,875	399,025	366,029	496,189	473,572	428,703
Interest expense
Deposits	11,730	14,882	36,668	49,621	63,582	79,889	90,811
Secured borrowings	15,243	15,056	45,183	45,180	59,862	64,599	68,482
Total interest expense	26,973	29,938	81,851	94,801	123,444	144,488	159,293
Net interest income	110,424	91,937	317,174	271,228	372,745	329,084	269,410
Provision for loan losses	13,750	16,000	41,250	48,000	65,000	75,500	66,500
Net interest income after provision for loan losses	96,674	75,937	275,924	223,228	307,745	253,584	202,910
Non-interest income
Fees and service charges	5,003	3,586	14,330	12,769	16,564	14,496	8,757
Income on bank owned life insurance	694	678	2,182	1,893	2,778	3,139	2,497
Gain on loan transactions, net	2,226	7,191	7,302	15,874	20,866	9,736	12,785
Gain (loss) on securities transactions	15	255	706	286	274	(257)	35
Gain (loss) on sale of other real estate owned, net	226	(51)	688	(122)	(180)	(141)	0
Other income	1,327	1,046	3,910	2,940	3,810	2,196	2,451
Total non-interest income	9,491	12,705	29,118	33,640	44,112	29,169	26,525
Non-interest expense
Compensation and fringe benefits	31,592	25,221	90,472	76,242	109,197	85,688	72,953
Advertising and promotional expense	2,023	1,852	6,234	5,294	6,854	6,352	5,572
Office occupancy and equipment expense	10,386	7,892	29,026	25,241	33,619	26,786	19,632
Federal deposit insurance premiums	3,800	3,470	11,050	7,370	10,770	9,300	10,650
Stationery, printing, supplies and telephone	866	607	2,444	2,062	4,295	3,444	2,899
Professional fees	2,789	1,707	7,885	7,591	9,487	5,329	4,970
Data processing service fees	4,694	3,295	12,786	11,554	15,901	8,252	6,276
Other operating expenses	4,681	4,173	13,955	12,194	16,884	12,435	7,861
Total non-interest expenses	60,831	48,217	173,852	147,548	207,007	157,586	130,813
Income before income tax expense	45,334	40,425	131,190	109,320	144,850	125,167	98,622
Income tax expense (benefit)	16,053	15,936	46,666	41,924	56,083	46,281	36,603
Net income	$ 29,281	$ 24,489	$ 84,524	$ 67,396	$ 88,767	$ 78,886	$ 62,019
Basic and diluted earnings per share (in dollars per share)	$ 0.27	$ 0.23	$ 0.78	$ 0.63	$ 0.83	$ 0.73	$ 0.57
Diluted earnings per share (in dollars per share)	$ 0.27	$ 0.23	$ 0.78	$ 0.62	$ 0.82	$ 0.73	$ 0.56
Weighted average shares outstanding
Basic (in shares)	107,933,076	107,409,451	107,765,190	107,347,608	107,371,685	107,839,000	109,713,516
Diluted (in shares)	109,357,614	108,276,407	109,022,307	107,937,805	108,091,522	108,044,786	109,878,252